Touchstone Active Bond Fund
TOUCHSTONE ACTIVE BOND FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Active Bond Fund (the “Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Touchstone Active Bond Fund - USD ($)	Active Bond Fund Class A	Active Bond Fund Class C	Active Bond Fund Class Y	Active Bond Fund Class Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone Active Bond Fund		Active Bond Fund Class A	Active Bond Fund Class C	Active Bond Fund Class Y	Active Bond Fund Class Institutional
Management Fees (as a percentage of Assets)		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.54%	0.69%	0.50%	0.60%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.20%	2.10%	0.91%	1.01%
Fee Waiver or Reimbursement	[2]	(0.29%)	(0.44%)	(0.25%)	(0.43%)
Net Expenses (as a percentage of Assets)	[2]	0.91%	1.66%	0.66%	0.58%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and the Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.90%, 1.65%, 0.65%, and 0.57% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Touchstone Active Bond Fund - USD ($)	Active Bond Fund Class A	Active Bond Fund Class C	Active Bond Fund Class Y	Active Bond Fund Class Institutional
Expense Example, with Redemption, 1 Year	563	269	67	59
Expense Example, with Redemption, 3 Years	811	615	265	279
Expense Example, with Redemption, 5 Years	1,077	1,088	479	516
Expense Example, with Redemption, 10 Years	1,836	2,396	1,097	1,197

Expense Example, No Redemption - USD ($)	Touchstone Active Bond Fund Active Bond Fund Class C
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,396

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 590% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. The Fund may engage in frequent and active trading as part of its principal investment strategies.

In deciding what securities to buy and sell for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or the “Sub-Advisor”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio.  Fort Washington follows a disciplined sector allocation process in order to build a diversified portfolio of investments.

In building the Fund’s portfolio, the Sub-Advisor primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund's total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund may also invest up to 20% of its total assets in foreign-issued debt securities denominated in either the U.S. dollar or a foreign currency.  Foreign-issued debt securities may include debt securities of emerging market countries.

Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

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Forward Currency Exchange Contract Risk:  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund's futures positions include liquidity and counterparty risks associated with derivative instruments.

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Options Risk: The value of options can be highly volatile. The successful use of options for hedging purposes can depend in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over-the-counter, the Fund becomes exposed to counterparty risk.  Options, whether exchange traded or over-the-counter, may also be illiquid.

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Swap Agreements Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Fixed-Income Risk:  The market values of the Fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Asset-Backed Securities Risk:  Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

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Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

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Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

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Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

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Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.

Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

U.S. Government Agencies Securities Risk:  Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The Fund’s Performance
The Fund is a new series of Touchstone Funds Group Trust (the "Trust"). On January 27, 2017, the Touchstone Active Bond Fund, previously a series of Touchstone Investment Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund.  Certain financial and performance information included herein is that of the Predecessor Fund.

The bar chart and performance table below illustrate the risks and volatility of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compared with the Bloomberg Barclays U.S. Aggregate Bond Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance of the Predecessor Fund (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Active Bond Fund — Class A Shares Total Returns as of December 31

Best Quarter: Third Quarter 2009 7.14% Worst Quarter: Third Quarter 2008 (2.68)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax return.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares of the Predecessor Fund were October 3, 1994, October 3, 1994, April 12, 2012 and April 12, 2012, respectively. Class Y and Institutional Class shares performance information was calculated using the historical performance of Class A shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

Average Annual Total Returns - Touchstone Active Bond Fund	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	2.65%	2.23%	4.34%
Active Bond Fund Class A	Class A Return Before Taxes	0.14%	1.70%	4.10%
Active Bond Fund Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.00%)	0.36%	2.61%
Active Bond Fund Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.08%	0.72%	2.57%
Active Bond Fund Class C	Class C Return Before Taxes	3.32%	1.94%	3.83%
Active Bond Fund Class Y	Class Y Return Before Taxes	5.28%	2.94%	4.73%
Active Bond Fund Class Institutional	Institutional Class Return Before Taxes	5.47%	3.02%	4.77%

Touchstone Arbitrage Fund
TOUCHSTONE ARBITRAGE FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns over the long-term regardless of market conditions.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Touchstone Arbitrage Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone Arbitrage Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses		1.12%	1.12%	1.12%	1.12%
Component2 Other Expenses		0.61%	0.45%	0.34%	0.31%
Other Expenses (as a percentage of Assets):		1.73%	1.57%	1.46%	1.43%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)	[1]	3.05%	3.64%	2.53%	2.50%
Fee Waiver or Reimbursement	[2]	(0.23%)	(0.07%)	none	(0.08%)
Net Expenses (as a percentage of Assets)	[2]	2.82%	3.57%	2.53%	2.42%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.68%, 2.43%, 1.43%, and 1.28% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Touchstone Arbitrage Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	844	460	256	245
Expense Example, with Redemption, 3 Years	1,443	1,108	788	771
Expense Example, with Redemption, 5 Years	2,065	1,877	1,345	1,323
Expense Example, with Redemption, 10 Years	3,731	3,893	2,866	2,830

Expense Example, No Redemption - USD ($)	Touchstone Arbitrage Fund Class C
Expense Example, No Redemption, 1 Year	360
Expense Example, No Redemption, 3 Years	1,108
Expense Example, No Redemption, 5 Years	1,877
Expense Example, No Redemption, 10 Years	3,893

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 451% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers.  This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock.

The Fund’s sub-advisor, Longfellow Investment Management Co. (“Longfellow” or “Sub-Advisor”), seeks to purchase securities of companies that are involved in corporate reorganizations, such as publicly announced mergers, takeovers, tender offers, debt restructurings, minority purchases, leveraged buyouts, spin-offs, and  liquidations.  Merger arbitrage is an investment strategy designed to profit from the successful completion of these types of  transactions.  Longfellow may also participate in other forms of arbitrage.  The Fund is permitted to hold long and short equity positions, foreign securities including foreign depositary receipts, restricted securities including 144A securities (securities issued pursuant to Rule 144A under the Securities Act of 1933), and convertible securities.  The Fund may invest in companies of any size in seeking to achieve its investment goal.

In acting on merger arbitrage opportunities, Longfellow primarily buys securities of companies being acquired (the “target company”) in publicly announced transactions where the terms of the transaction have been largely defined and disclosed.  Longfellow may engage in selling securities short when the terms of a proposed corporate reorganization require the exchange of common stock and/or other securities.  In such a case, the common stock of the target company may be purchased and, at approximately the same time, some amount of the acquiring company’s common stock and/or other securities may be sold short depending on the terms of the transaction.  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.  Under normal market conditions, merger arbitrage investments are expected to represent 60% or more of the Fund’s assets under management. The Fund may engage in active and frequent trading of portfolio securities as a part of its principal investment strategy.

Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, in addition to equities, the Fund may invest in any combination of cash, cash equivalents and/or fixed-income securities, including investment-grade corporate bonds, non-investment-grade debt securities (also known as junk bonds), and convertible bonds. The Fund may also gain exposure to fixed-income securities through investments in other registered investment companies, specifically closed-end funds.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking positive absolute returns who can withstand the share price volatility of arbitrage investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk:  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Small-Cap Risk:   Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.

Fixed-Income Risk:  The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall.  Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

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Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include American Depository Receipts ("ADRs"), Global Depositary Receipts and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Management Risk:  In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Other Investment Companies Risk:  The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Preferred Stock Risk:  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements.  Investing in Rule 144A securities may reduce the liquidity of the Fund’s portfolio if an adequate institutional trading market for these securities does not exist.  The Fund may be unable to sell Rule 144A securities at advantageous prices or times, or at all, if an insufficient number of qualified institutional buyers is interested in purchasing such securities.  Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sale Risk:  In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.   If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing how the Fund’s average annual total returns for one year and since inception compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Arbitrage Fund — Class A Total Return as of December 31

Best Quarter: Fourth Quarter 2015 2.33% Worst Quarter: Second Quarter 2014 (1.00)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns - Touchstone Arbitrage Fund	Label	1 Year	Since Inception
BofA Merrill Lynch Three-Month U.S. Treasury Bill Index	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.33%	0.13%
Class A	Class A Return Before Taxes	(1.27%)	0.15%
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.38%)	(0.36%)
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.62%)	(0.06%)
Class C	Class C Return Before Taxes	3.12%	1.29%
Class Y	Class Y Return Before Taxes	5.23%	2.32%
Institutional Class	Institutional Class Return Before Taxes	5.22%	2.42%

Touchstone Emerging Markets Small Cap Fund
TOUCHSTONE EMERGING MARKETS SMALL CAP FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Emerging Markets Small Cap Fund (formerly, the Touchstone Emerging Markets Equity Fund) (the “Fund”) seeks capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Touchstone Emerging Markets Small Cap Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone Emerging Markets Small Cap Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		2.21%	2.75%	1.22%	1.11%
Expenses (as a percentage of Assets)		3.51%	4.80%	2.27%	2.16%
Fee Waiver or Reimbursement	[1]	(1.82%)	(2.36%)	(0.83%)	(0.87%)
Net Expenses (as a percentage of Assets)	[1]	1.69%	2.44%	1.44%	1.29%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.69%, 2.44%, 1.44%, and 1.29% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Touchstone Emerging Markets Small Cap Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	737	347	147	131
Expense Example, with Redemption, 3 Years	1,431	1,234	630	592
Expense Example, with Redemption, 5 Years	2,145	2,224	1,139	1,080
Expense Example, with Redemption, 10 Years	4,027	4,718	2,541	2,424

Expense Example, No Redemption - USD ($)	Touchstone Emerging Markets Small Cap Fund Class C
Expense Example, No Redemption, 1 Year	247
Expense Example, No Redemption, 3 Years	1,234
Expense Example, No Redemption, 5 Years	2,224
Expense Example, No Redemption, 10 Years	4,718

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of small-cap companies located in emerging markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment either (1) below $5 billion, or (2) below the market capitalization of the largest company within the Morgan Stanley Capital International ("MSCI") Emerging Markets Small Cap Index, whichever is higher. The size of the companies in the MSCI Emerging Markets Small Cap Index will change with market conditions. Equity securities include common stocks and American Depositary Receipts ("ADRs"). The Fund generally expects to invest in a portfolio of approximately 80 to 100 issuers.

The Fund classifies emerging markets using the MSCI definition. As of December 31, 2016, the countries defined by MSCI as emerging markets were: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The composition of the countries considered emerging markets by MSCI may change from time to time. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:   Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market. Small-cap stocks in the Fund's portfolio may become mid-cap stocks based on market movement. In addition, the Fund may invest up to 20% of its net assets directly in mid-cap stocks.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events may not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. In addition, the Fund generally does not intend to hedge foreign currency risk. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.   The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

The Fund’s Performance
Emerging Markets Small Cap Fund — Class A Total Return as of December 31

Best Quarter: Third Quarter 2010 18.39% Worst Quarter: Third Quarter 2011 (18.02)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns - Touchstone Emerging Markets Small Cap Fund	Label	1 Year		5 Years		Since Inception
MSCI Emerging Index	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	11.19%		1.28%		1.59%
MSCI Emerging Markets Small Cap Index	MSCI Emerging Markets Small Cap Index* (reflects no deductions for fees or expenses)	2.28%	[1]	3.51%	[1]	2.96%	[1]
Class A	Class A Return Before Taxes	(3.40%)		(4.31%)		(1.45%)
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.40%)		(4.41%)		(1.55%)
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.92%)		(2.90%)		(0.83%)
Class C	Class C Return Before Taxes	0.71%		(3.91%)		(1.39%)
Class Y	Class Y Return Before Taxes	2.64%		(2.91%)		(0.37%)
Institutional Class	Institutional Class Return Before Taxes	2.91%		(2.79%)		(0.24%)
[1]	*The Fund changed its benchmark from the MSCI Emerging Markets Index to the MSCI Emerging Markets Small Cap Index on April 19, 2016, in conjunction with the Fund's name change, change in sub-advisor and change in principal investment strategies.

High Yield Fund
TOUCHSTONE HIGH YIELD FUND SUMMARY
The Fund’s Investment Goal
The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - High Yield Fund - USD ($)	High Yield Fund Class A	High Yield Fund Class C	High Yield Fund Class Y	High Yield Fund Class Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - High Yield Fund		High Yield Fund Class A	High Yield Fund Class C	High Yield Fund Class Y	High Yield Fund Class Institutional
Management Fees (as a percentage of Assets)		0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.46%	0.42%	0.39%	0.25%
Expenses (as a percentage of Assets)		1.23%	1.94%	0.91%	0.77%
Fee Waiver or Reimbursement	[1]	(0.18%)	(0.14%)	(0.11%)	(0.05%)
Net Expenses (as a percentage of Assets)	[1]	1.05%	1.80%	0.80%	0.72%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and the Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.05%, 1.80%, 0.80%, and 0.72% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - High Yield Fund - USD ($)	High Yield Fund Class A	High Yield Fund Class C	High Yield Fund Class Y	High Yield Fund Class Institutional
Expense Example, with Redemption, 1 Year	577	283	82	74
Expense Example, with Redemption, 3 Years	830	596	279	241
Expense Example, with Redemption, 5 Years	1,102	1,034	493	423
Expense Example, with Redemption, 10 Years	1,878	2,253	1,109	949

Expense Example, No Redemption - USD ($)	High Yield Fund High Yield Fund Class C
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	596
Expense Example, No Redemption, 5 Years	1,034
Expense Example, No Redemption, 10 Years	2,253

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities.  This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Fund generally invests in non-investment-grade debt securities of domestic corporations.  Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds,” and are considered speculative.  They are rated below BBB- by Standard & Poor's Ratings Services and Fitch Ratings, Inc. or below Baa3 by Moody's Investors Services, Inc.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc., analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.  Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk:  The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall.  Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

The Fund’s Performance
The Fund is a new series of Touchstone Funds Group Trust (the "Trust"). On January 27, 2017, the Touchstone High Yield Fund, previously a series of Touchstone Investment Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund.  Certain financial and performance information included herein is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compared with the BofA Merrill Lynch High Yield Cash Pay Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

High Yield Fund — Class A Shares Total Returns as of December 31

Best Quarter: Second Quarter 2009 22.23% Worst Quarter: Fourth Quarter 2008 (20.40)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  After-tax returns are only shown for Class A shares and after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax return.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares of the Predecessor Fund were May 1, 2000, May 23, 2000, February 1, 2007 and January 27, 2012, respectively. Class Y and Institutional Class shares performance information was calculated using the historical performance of Class A shares for the periods prior to February 1, 2007 and January 27, 2012, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

Average Annual Total Returns - High Yield Fund	Label	1 Year	5 Years	10 Years
BofA Merrill Lynch High Yield Cash Pay Index	BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	17.34%	7.30%	7.27%
High Yield Fund Class A	Class A Return Before Taxes	6.37%	4.09%	5.49%
High Yield Fund Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	4.05%	1.71%	2.70%
High Yield Fund Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	3.53%	2.11%	3.04%
High Yield Fund Class C	Class C Return Before Taxes	9.67%	4.32%	5.21%
High Yield Fund Class Y	Class Y Return Before Taxes	11.89%	5.39%	6.31%
High Yield Fund Class Institutional	Institutional Class Return Before Taxes	11.98%	5.49%	6.20%

Touchstone Merger Arbitrage Fund
TOUCHSTONE MERGER ARBITRAGE FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Merger Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns regardless of market conditions over the long-term.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Touchstone Merger Arbitrage Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone Merger Arbitrage Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses		0.84%	0.84%	0.84%	0.84%
Component2 Other Expenses		0.41%	0.39%	0.32%	0.23%
Other Expenses (as a percentage of Assets):		1.25%	1.23%	1.16%	1.07%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	[1]	2.61%	3.34%	2.27%	2.18%
Fee Waiver or Reimbursement	[2]	(0.03%)	(0.01%)	none	none
Net Expenses (as a percentage of Assets)	[2]	2.58%	3.33%	2.27%	2.18%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.68%, 2.43%, 1.43%, and 1.28% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Touchstone Merger Arbitrage Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	821	436	230	221
Expense Example, with Redemption, 3 Years	1,337	1,026	709	682
Expense Example, with Redemption, 5 Years	1,878	1,740	1,215	1,169
Expense Example, with Redemption, 10 Years	3,348	3,630	2,605	2,513

Expense Example, No Redemption - USD ($)	Touchstone Merger Arbitrage Fund Class C
Expense Example, No Redemption, 1 Year	336
Expense Example, No Redemption, 3 Years	1,026
Expense Example, No Redemption, 5 Years	1,740
Expense Example, No Redemption, 10 Years	3,630

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 400% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. Equity securities include common stock, preferred stock, and warrants.

The Fund’s sub-advisor, Longfellow Investment Management Co., seeks to purchase companies that are involved in publicly announced mergers, takeovers, tender offers, debt restructurings, minority purchases, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations.  Merger arbitrage is an investment strategy designed to profit from the successful completion of such transactions.  The Fund is permitted to hold long and short equity positions, foreign securities including foreign depositary receipts and restricted securities including Rule 144A securities (securities issued pursuant to Rule 144A of the Securities Act of 1933).  The Fund may invest in companies of any size in seeking to achieve its investment goal and the Fund will regularly invest in small to medium capitalization companies.

The Fund may engage in active and frequent trading of portfolio securities as part of its principal investment strategy.

Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, the Fund may invest in any combination of cash, cash equivalents and/or fixed-income securities, including investment-grade corporate bonds, non-investment-grade debt securities (also known as junk bonds), and convertible bonds. The Fund may also gain exposure to fixed-income securities through investments in other registered investment companies, specifically closed-end funds.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking positive absolute returns who can withstand the share price volatility of merger arbitrage investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk:   Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk:  The market values of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall.  Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include American Depository Receipts ("ADRs"), Global Depositary Receipts and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Other Investment Companies Risk:  The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Preferred Stock Risk:  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements.  Investing in Rule 144A securities may reduce the liquidity of the Fund’s portfolio if an adequate institutional trading market for these securities does not exist.  The Fund may be unable to sell Rule 144A securities at advantageous prices or times, or at all, if an insufficient number of qualified institutional buyers is interested in purchasing such securities.  Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sale Risk:  In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.   If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Merger Arbitrage Fund — Class A Total Return as of December 31

Best Quarter: First Quarter 2012 2.14% Worst Quarter: Second Quarter 2014 (1.22)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns - Touchstone Merger Arbitrage Fund	Label	1 Year	5 Years	Since Inception
BofA Merrill Lynch Three-Month U.S. Treasury Bill Index	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.33%	0.12%	0.11%
Class A	Class A Return Before Taxes	(1.88%)	1.40%	1.89%
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.02%)	0.83%	1.35%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.97%)	0.87%	1.26%
Class C	Class C Return Before Taxes	2.24%	1.79%	2.18%
Class Y	Class Y Return Before Taxes	4.41%	2.88%	3.27%
Institutional Class	Institutional Class Return Before Taxes	4.48%	2.94%	3.35%

TOUCHSTONE MID CAP FUND
TOUCHSTONE MID CAP FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Mid Cap Fund (the “Fund”) seeks long-term capital growth.
Example.The Fund’s Fees and Expenses
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE MID CAP FUND - USD ($)	Class A	Class C	Class Y	Class Z	Institutional Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE MID CAP FUND		Class A	Class C	Class Y	Class Z	Institutional Class
Management Fees (as a percentage of Assets)		0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses (as a percentage of Assets):		0.31%	0.34%	0.28%	0.42%	0.20%
Expenses (as a percentage of Assets)		1.35%	2.13%	1.07%	1.46%	0.99%
Fee Waiver or Reimbursement	[1]	(0.11%)	(0.14%)	(0.08%)	(0.22%)	(0.07%)
Net Expenses (as a percentage of Assets)	[1]	1.24%	1.99%	0.99%	1.24%	0.92%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, 1.24%, and 0.92% of average daily net assets for Classes A, C, Y, Z and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Expense Example - TOUCHSTONE MID CAP FUND - USD ($)	Class A	Class C	Class Y	Class Z	Institutional Class
Expense Example, with Redemption, 1 Year	694	302	101	126	94
Expense Example, with Redemption, 3 Years	968	654	332	440	308
Expense Example, with Redemption, 5 Years	1,262	1,131	582	777	540
Expense Example, with Redemption, 10 Years	2,096	2,451	1,298	1,727	1,207

Expense Example, No Redemption - USD ($)	TOUCHSTONE MID CAP FUND Class C
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	654
Expense Example, No Redemption, 5 Years	1,131
Expense Example, No Redemption, 10 Years	2,451

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization found within the range of market capitalization represented in the Russell Midcap® Index (between $643 million to $57.53 billion as of December 31, 2016) at the time of purchase.  The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund’s sub-advisor, London Company of Virginia d/b/a/ The London Company (“The London Company” or “Sub-Advisor”) seeks to purchase financially stable mid-cap companies that The London Company believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective market prices.  Guiding principles of The London Company’s mid-cap philosophy include (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet optimization, (3) optimal diversification is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold securities of approximately 30 to 40 companies.  The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid-sized company investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

The Fund’s Performance
Mid Cap Fund - Class Y Total Return as of December 31

Best Quarter: Third Quarter 2009 19.68% Worst Quarter: Fourth Quarter 2008 (23.35)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Y shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares, Class Z shares and Institutional Class shares were May 14, 2007, May 14, 2007, January 2, 2003, April 24, 2006 and January 27, 2012, respectively. Class A shares, Class C shares and Institutional Class shares performance was calculated using the historical performance of Class Y shares for the periods prior to May 14, 2007, May 14, 2007 and January 27, 2012, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Institutional Class shares.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Average Annual Total Returns - TOUCHSTONE MID CAP FUND	Label	1 Year	5 Years	10 Years
Russell Midcap Index	Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	13.80%	14.72%	7.86%
Class A	Class A Return Before Taxes	8.72%	12.58%	5.23%
Class C	Class C Return Before Taxes	13.50%	13.06%	5.16%
Class Y	Class Y Return Before Taxes	15.64%	14.21%	6.06%
Class Y | After Taxes on Distributions	Class Y Return After Taxes on Distributions	15.48%	14.09%	5.93%
Class Y | After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	8.98%	11.44%	4.85%
Class Z	Class Z Return Before Taxes	15.37%	13.90%	5.78%
Institutional Class	Institutional Class Return Before Taxes	15.71%	14.28%	6.09%

Touchstone Mid Cap Value Fund
TOUCHSTONE MID CAP VALUE FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Mid Cap Value Fund (the “Fund”) seeks capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees - Touchstone Mid Cap Value Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses - Touchstone Mid Cap Value Fund		Class A	Class C	Class Y		Institutional Class
Management Fees (as a percentage of Assets)		0.81%	0.81%	0.81%		0.81%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none		none
Other Expenses (as a percentage of Assets):		0.53%	0.94%	0.32%		0.22%
Expenses (as a percentage of Assets)		1.59%	2.75%	1.13%		1.03%
Fee Waiver or Reimbursement	[1]	(0.32%)	(0.73%)	(0.11%)		(0.14%)
Net Expenses (as a percentage of Assets)	[1]	1.27%	2.02%	1.02%	[2]	0.89%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.27%, 2.02%, 1.02%, and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.
[2]	Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement differs from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended September 30, 2016 due to a contractual change in the expense limitation agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Touchstone Mid Cap Value Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	697	305	104	91
Expense Example, with Redemption, 3 Years	1,019	784	348	314
Expense Example, with Redemption, 5 Years	1,362	1,390	612	555
Expense Example, with Redemption, 10 Years	2,330	3,027	1,365	1,247

Expense Example, No Redemption - USD ($)	Touchstone Mid Cap Value Fund Class C
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	784
Expense Example, No Redemption, 5 Years	1,390
Expense Example, No Redemption, 10 Years	3,027

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.  This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap® Index (between $643 million to $57.53 billion as of December 31, 2016) at the time of purchase.  The size of the companies in the Russell Midcap Index will change with market conditions. The Fund will hold approximately 60 to 80 securities.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of mid cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Value Investing Risk: Value investing presents the risk that the Fund's security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given periods.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the Russell Midcap® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Mid Cap Value Fund — Class A Shares Total Return as of December 31

Best Quarter: Fourth Quarter 2011 14.14% Worst Quarter: Third Quarter 2011 (20.13)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns - Touchstone Mid Cap Value Fund	Label	1 Year	5 Years	Since Inception
Russell MidCap Value Index	Russell MidCap® Value Index (reflects no deductions for fees, expenses or taxes)	20.00%	15.70%	14.59%
Class A	Class A Return Before Taxes	13.62%	13.13%	12.62%
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	12.43%	11.62%	11.21%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	8.47%	10.14%	9.89%
Class C	Class C Return Before Taxes	18.68%	13.63%	12.70%
Class Y	Class Y Return Before Taxes	20.95%	14.76%	13.84%
Institutional Class	Institutional Class Return Before Taxes	21.03%	14.92%	14.00%

TOUCHSTONE PREMIUM YIELD EQUITY FUND
TOUCHSTONE PREMIUM YIELD EQUITY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Premium Yield Equity Fund (the “Fund”) seeks long-term growth of capital and high-current income.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE PREMIUM YIELD EQUITY FUND - USD ($)	Class A	Class C	Class Y
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none
Redemption Fee	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE PREMIUM YIELD EQUITY FUND		Class A	Class C	Class Y
Management Fees (as a percentage of Assets)		0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.41%	0.37%	0.35%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)	[1]	1.38%	2.09%	1.07%
Fee Waiver or Reimbursement	[2]	(0.14%)	(0.10%)	(0.08%)
Net Expenses (as a percentage of Assets)	[2]	1.24%	1.99%	0.99%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.20%, 1.95%, and 0.95% of average daily net assets for Classes A, C and Y shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TOUCHSTONE PREMIUM YIELD EQUITY FUND - USD ($)	Class A	Class C	Class Y
Expense Example, with Redemption, 1 Year	694	302	101
Expense Example, with Redemption, 3 Years	974	645	332
Expense Example, with Redemption, 5 Years	1,274	1,115	582
Expense Example, with Redemption, 10 Years	2,126	2,413	1,298

Expense Example, No Redemption - USD ($)	TOUCHSTONE PREMIUM YIELD EQUITY FUND Class C
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	645
Expense Example, No Redemption, 5 Years	1,115
Expense Example, No Redemption, 10 Years	2,413

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities without regard to market capitalization.  This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, equity securities include common stock, depositary receipts, and real estate investment trusts (“REITs”).  The Fund focuses on dividend-paying equity securities of U.S. companies and foreign companies that the sub-advisor, Miller/Howard Investments Inc. (“Miller/Howard” or “Sub-Advisor”), believes possess attractive long-term return potential, primarily due to lower than average valuations and an improving business outlook.  The Fund may invest up to 40% of its assets in both sponsored and unsponsored American Depositary Receipts (“ADRs”) and other depositary receipts representing interests in foreign securities, including emerging market securities.

The Sub-Advisor’s analytical process includes evaluation of a comprehensive Socially Responsible Investing (“SRI”) profile and assessment of the financial strength of the company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking long-term growth of capital and high current income who can withstand the share price volatility of equity investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk:   Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.   The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. REITs typically incur fees that are separate from those of the Fund.

Socially Responsible Investing Risk: The Fund’s social and environmental screening criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with the Russell 3000® Value Index and the Dow Jones U.S. Select Dividend Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Premium Yield Equity Fund — Class A Total Return as of December 31

Best Quarter: Third Quarter 2009 13.77% Worst Quarter: Fourth Quarter 2008 (25.99)%
Average Annual Total Returns For the periods ended December 31, 2016
For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

The inception dates of Class A shares, Class C shares and Class Y shares were December 3, 2007, December 3, 2007 and August 12, 2008, respectively. Class Y shares performance was calculated using the historical performance of Class A shares for the periods prior to August 12, 2008. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y shares.

Average Annual Total Returns - TOUCHSTONE PREMIUM YIELD EQUITY FUND	Label	1 Year	5 Years	Since Inception
Russell 3000 Value Index	Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)	18.40%	14.81%	6.44%
Dow Jones U.S Select Dividend Index	Dow Jones U.S. Select Dividend Index (reflects no deductions for fees, expenses or taxes)	21.98%	14.64%	7.70%
Class A	Class A Return Before Taxes	10.67%	7.50%	2.63%
Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	9.99%	6.19%	1.63%
Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	6.54%	5.80%	1.94%
Class C	Class C Return Before Taxes	15.56%	7.96%	2.54%
Class Y	Class Y Return Before Taxes	17.76%	9.03%	3.52%

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Sands Capital Select Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - USD ($)	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Z	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class A	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class C	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	1.00%	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND		TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Z	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class A	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class C	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Y
Management Fees (as a percentage of Assets)	[1]	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees		0.23%	0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.31%	0.27%	0.27%	0.25%
Expenses (as a percentage of Assets)		1.11%	1.09%	1.84%	0.82%
Fee Waiver or Reimbursement	[2]	(0.07%)	(0.02%)	(0.02%)	none
Net Expenses (as a percentage of Assets)	[2]	1.04%	1.07%	1.82%	0.82%
[1]	)The advisory fee is subject to adjustment, up or down, based on the Fund’s performance relative to the performance of the Russell 1000® Growth Index (the “Benchmark Index”), and this fee may range from 0.55% to 1.00% depending on the Fund’s performance and assets. See “The Funds’ Management” section of the Fund’s prospectus for additional information.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit “Other Expenses” to 0.25% for each class of shares. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - USD ($)	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Z	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class A	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class C	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Y
Expense Example, with Redemption, 1 Year	106	678	285	84
Expense Example, with Redemption, 3 Years	346	900	577	262
Expense Example, with Redemption, 5 Years	605	1,139	994	455
Expense Example, with Redemption, 10 Years	1,345	1,826	2,157	1,014

Expense Example, No Redemption - USD ($)	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class C
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	577
Expense Example, No Redemption, 5 Years	994
Expense Example, No Redemption, 10 Years	2,157

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC, believes have above-average potential for revenue or earnings growth.  This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders.  The Fund emphasizes investments in large capitalization growth companies.  The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion.  The Fund will typically own between 25 and 35 companies.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk:   Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative than a fund that does not invest a high percentage of its assets in specific sectors.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Sands Capital Select Growth Fund — Class Z Total Return as of December 31

Best Quarter: First Quarter 2012 23.75% Worst Quarter: Fourth Quarter 2008 (30.93)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Z shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Class Z shares were November 15, 2010, November 15, 2010, August 27, 2004 and August 11, 2000, respectively. Class A shares and Class C shares performance was calculated using the historical performance of Class Z shares for the periods prior to November 15, 2010. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A and Class C shares.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Average Annual Total Returns - TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND	Label	1 Year	5 Years	10 Years
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	7.08%	14.50%	8.33%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Z	Class Z Return Before Taxes	(9.05%)	11.13%	8.32%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Z | After Taxes on Distributions	Class Z Return After Taxes on Distributions	(12.12%)	9.63%	7.58%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Z | After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	(2.50%)	8.94%	6.84%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class A	Class A Return Before Taxes	(14.28%)	9.83%	7.67%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class C	Class C Return Before Taxes	(10.49%)	10.29%	7.55%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND, Class Y	Class Y Return Before Taxes	(8.82%)	11.41%	8.57%

Touchstone Small Cap Core Fund
TOUCHSTONE SMALL CAP FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Small Cap Fund (formerly the Touchstone Small Cap Core Fund) (the “Fund”) seeks capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Touchstone Small Cap Core Fund - USD ($)	Touchstone Small Cap Core Fund, Class A	Touchstone Small Cap Core Fund, Class C	Touchstone Small Cap Core Fund, Class Y	Touchstone Small Cap Core Fund, Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone Small Cap Core Fund		Touchstone Small Cap Core Fund, Class A	Touchstone Small Cap Core Fund, Class C	Touchstone Small Cap Core Fund, Class Y	Touchstone Small Cap Core Fund, Institutional
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.35%	0.38%	0.29%	0.19%
Expenses (as a percentage of Assets)		1.45%	2.23%	1.14%	1.04%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.10%)	(0.01%)	none
Net Expenses (as a percentage of Assets)	[1]	1.38%	2.13%	1.13%	1.04%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.38%, 2.13%, 1.13%, and 1.05% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Touchstone Small Cap Core Fund - USD ($)	Touchstone Small Cap Core Fund, Class A	Touchstone Small Cap Core Fund, Class C	Touchstone Small Cap Core Fund, Class Y	Touchstone Small Cap Core Fund, Institutional
Expense Example, with Redemption, 1 Year	707	316	115	106
Expense Example, with Redemption, 3 Years	1,001	688	361	331
Expense Example, with Redemption, 5 Years	1,315	1,186	627	574
Expense Example, with Redemption, 10 Years	2,205	2,557	1,385	1,271

Expense Example, No Redemption - USD ($)	Touchstone Small Cap Core Fund Touchstone Small Cap Core Fund, Class C
Expense Example, No Redemption, 1 Year	216
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,186
Expense Example, No Redemption, 10 Years	2,557

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The sub-advisor, London Company of Virginia d/b/a The London Company (“The London Company” or “Sub-Advisor”), seeks to purchase financially stable small-cap companies that The London Company believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective market prices.  Guiding principles of The London Company’s small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will hold securities of approximately 30 to 40 companies.  The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of small-cap equity investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the Russell 2000® Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Cap Fund — Class A Total Return as of December 31

Best Quarter: Fourth Quarter 2011 16.94% Worst Quarter: Third Quarter 2011 (15.32)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns - Touchstone Small Cap Core Fund	Label	1 Year	5 Years	10 Years
Touchstone Small Cap Core Fund, Class A	Class A Return Before Taxes	4.78%	8.79%	10.98%
Touchstone Small Cap Core Fund, Class C	Class C Return Before Taxes	9.43%	9.26%	11.08%
Touchstone Small Cap Core Fund, Class Y	Class Y Return Before Taxes	11.43%	10.39%	12.22%
Touchstone Small Cap Core Fund, Institutional	Institutional Class Return Before Taxes	11.55%	10.49%	12.32%
Russell 2000 Index	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	21.31%	14.46%	13.35%
After Taxes on Distributions | Touchstone Small Cap Core Fund, Class A	Class A Return After Taxes on Distributions	4.78%	7.54%	10.07%
After Taxes on Distributions and Sales | Touchstone Small Cap Core Fund, Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	2.71%	6.88%	8.88%

TOUCHSTONE SMALL CAP VALUE FUND
TOUCHSTONE SMALL CAP VALUE FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Small Cap Value Fund (the “Fund”) seeks long-term capital growth.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE SMALL CAP VALUE FUND - USD ($)	TOUCHSTONE SMALL CAP VALUE FUND, Class A	TOUCHSTONE SMALL CAP VALUE FUND, Class C	TOUCHSTONE SMALL CAP VALUE FUND, Class Y	TOUCHSTONE SMALL CAP VALUE FUND, Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE SMALL CAP VALUE FUND		TOUCHSTONE SMALL CAP VALUE FUND, Class A	TOUCHSTONE SMALL CAP VALUE FUND, Class C	TOUCHSTONE SMALL CAP VALUE FUND, Class Y	TOUCHSTONE SMALL CAP VALUE FUND, Institutional Class
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.52%	1.49%	0.80%	0.32%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.68%	3.40%	1.71%	1.23%
Fee Waiver or Reimbursement	[2]	(0.29%)	(1.26%)	(0.57%)	(0.24%)
Net Expenses (as a percentage of Assets)	[2]	1.39%	2.14%	1.14%	0.99%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.38%, 2.13%, 1.13%, and 0.98% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TOUCHSTONE SMALL CAP VALUE FUND - USD ($)	TOUCHSTONE SMALL CAP VALUE FUND, Class A	TOUCHSTONE SMALL CAP VALUE FUND, Class C	TOUCHSTONE SMALL CAP VALUE FUND, Class Y	TOUCHSTONE SMALL CAP VALUE FUND, Institutional Class
Expense Example, with Redemption, 1 Year	708	317	116	101
Expense Example, with Redemption, 3 Years	1,047	928	483	367
Expense Example, with Redemption, 5 Years	1,409	1,661	875	653
Expense Example, with Redemption, 10 Years	2,425	3,601	1,972	1,467

Expense Example, No Redemption - USD ($)	TOUCHSTONE SMALL CAP VALUE FUND TOUCHSTONE SMALL CAP VALUE FUND, Class C
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,661
Expense Example, No Redemption, 10 Years	3,601

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, LMCG Investments, LLC, believes have the potential for growth and that appear to be trading below their intrinsic value.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization at the time of purchase within the range represented in the Russell 2000® Value Index (between approximately $40 million and $10.51 billion as of December 31, 2016). The market capitalization range of the Russell 2000® Value Index will change with market conditions. The Fund generally will hold approximately 80 to 115 securities.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk:  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Value Investing Risk:  Value investing presents the risk that the Fund's security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given periods.

The Fund’s Performance
Small Cap Value Fund — Class A Total Return as of December 31

Best Quarter: Third Quarter 2009 17.14% Worst Quarter: Fourth Quarter 2008 (24.10)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares, Class Z shares and Institutional Class shares were March 1, 2011, March 1, 2011, March 1, 2011, March 4, 2002 and March 1, 2011, respectively. On June 10, 2011, Class Z shares were converted to Class A shares. Class A shares, Class C shares, Class Y shares and Institutional Class shares performance was calculated using the historical performance of Class Z shares for the periods prior to March 1, 2011. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C, Class Y and Institutional Class shares.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Average Annual Total Returns - TOUCHSTONE SMALL CAP VALUE FUND	Label	1 Year	5 Years	10 Years
TOUCHSTONE SMALL CAP VALUE FUND, Class A	Class A Return Before Taxes	20.48%	11.28%	4.49%
TOUCHSTONE SMALL CAP VALUE FUND, Class C	Class C Return Before Taxes	25.88%	11.78%	4.33%
TOUCHSTONE SMALL CAP VALUE FUND, Class Y	Class Y Return Before Taxes	28.15%	12.88%	5.28%
TOUCHSTONE SMALL CAP VALUE FUND, Institutional Class	Institutional Class Return Before Taxes	28.31%	13.06%	5.35%
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	31.74%	15.07%	6.26%
After Taxes on Distributions | TOUCHSTONE SMALL CAP VALUE FUND, Class A	Class A Return After Taxes on Distributions	20.31%	10.56%	3.91%
After Taxes on Distributions and Sales | TOUCHSTONE SMALL CAP VALUE FUND, Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	11.70%	8.91%	3.48%

Touchstone Total Return Bond Fund
TOUCHSTONE TOTAL RETURN BOND FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Total Return Bond Fund (the “Fund”) seeks current income. Capital appreciation is a secondary goal.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Touchstone Total Return Bond Fund - USD ($)	Touchstone Total Return Bond Fund, Class Y	Touchstone Total Return Bond Fund, Class A	Touchstone Total Return Bond Fund, Class C	Touchstone Total Return Bond Fund, Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	4.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	1.00%	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone Total Return Bond Fund		Touchstone Total Return Bond Fund, Class Y		Touchstone Total Return Bond Fund, Class A		Touchstone Total Return Bond Fund, Class C		Touchstone Total Return Bond Fund, Institutional
Management Fees (as a percentage of Assets)		0.35%		0.35%		0.35%		0.35%
Distribution and Service (12b-1) Fees		none		0.25%		1.00%		none
Other Expenses (as a percentage of Assets):		0.36%		0.65%		0.84%		0.25%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	[1]	0.72%		1.26%		2.20%		0.61%
Fee Waiver or Reimbursement	[2]	(0.11%)		(0.40%)		(0.59%)		(0.10%)
Net Expenses (as a percentage of Assets)	[2]	0.61%	[3]	0.86%	[3]	1.61%	[3]	0.51%
[1]	)Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.85%, 1.60%, 0.60%, and 0.50% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.
[3]	Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement excluding Acquired Fund Fees and Expenses differs from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended September 30, 2016 due to a contractual change in the expense limitation agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Touchstone Total Return Bond Fund - USD ($)	Touchstone Total Return Bond Fund, Class Y	Touchstone Total Return Bond Fund, Class A	Touchstone Total Return Bond Fund, Class C	Touchstone Total Return Bond Fund, Institutional
Expense Example, with Redemption, 1 Year	62	559	264	52
Expense Example, with Redemption, 3 Years	219	818	631	185
Expense Example, with Redemption, 5 Years	390	1,097	1,126	330
Expense Example, with Redemption, 10 Years	884	1,892	2,488	753

Expense Example, No Redemption - USD ($)	Touchstone Total Return Bond Fund Touchstone Total Return Bond Fund, Class C
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	631
Expense Example, No Redemption, 5 Years	1,126
Expense Example, No Redemption, 10 Years	2,488

Portfolio Turnover
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Fixed-income securities primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, and asset-backed securities.  U.S. government obligations include direct government obligations and those of government agencies and instrumentalities.  Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. corporations.  Investment-grade fixed-income securities include securities rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated by S&P or Moody’s, determined by the sub-advisor, EARNEST Partners LLC, to be of comparable quality.

The Fund will generally invest at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment-grade debt securities, which are sometimes referred to as “junk bonds.”

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms.  In addition, these securities may make principal payments that are fixed, variable, or both.  The Fund may also invest in mortgage dollar rolls and zero coupon securities.  The Fund can invest in securities of any maturity.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking current income with reasonable risk to capital who can withstand share price volatility, and who seek exposure to fixed-income securities.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases.  Credit support for these securities may be based on the structural features such as subordination or overcollateralization or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss.  There could be inadequate collateral or no collateral for asset-backed securities.  The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates and, at times, the financial condition of the issuer.

Fixed-Income Risk:  The market values of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall.  Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

U.S. Government Agencies Securities Risk:  Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Total Return Bond Fund — Class Y Total Return as of December 31

Best Quarter: Third Quarter 2009 7.77% Worst Quarter: Fourth Quarter 2016 (2.91)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Y shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were August 16, 2010, August 1, 2011, November 15, 1991 and August 1, 2011, respectively. Class A shares, Class C shares and Institutional Class shares performance was calculated using the historical performance of Class Y shares for the periods prior to August 16, 2010, August 1, 2011 and August 1, 2011, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Institutional Class shares.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Average Annual Total Returns - Touchstone Total Return Bond Fund	Label	1 Year	5 Years	10 Years
Touchstone Total Return Bond Fund, Class Y	Class Y Return Before Taxes	2.85%	2.52%	4.84%
Touchstone Total Return Bond Fund, Class A	Class A Return Before Taxes	(2.28%)	1.27%	4.07%
Touchstone Total Return Bond Fund, Class C	Class C Return Before Taxes	0.94%	1.50%	3.80%
Touchstone Total Return Bond Fund, Institutional	Institutional Class Return Before Taxes	2.96%	2.66%	4.92%
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	2.65%	2.23%	4.34%
After Taxes on Distributions | Touchstone Total Return Bond Fund, Class Y	Class Y Return After Taxes on Distributions	1.56%	1.26%	3.31%
After Taxes on Distributions and Sales | Touchstone Total Return Bond Fund, Class Y	Class Y Return After Taxes on Distributions and Sale of Fund Shares	1.62%	1.38%	3.14%

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Ultra Short Duration Fixed Income Fund (the “Fund”) seeks maximum total return consistent with the preservation of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Shareholder Fees - TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - USD ($)	Class A	Class C	Class Y	Class Z	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses - TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND		Class A	Class C	Class Y	Class Z	Institutional Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses (as a percentage of Assets):		0.47%	0.29%	0.28%	0.29%	0.21%
Expenses (as a percentage of Assets)		0.97%	1.54%	0.53%	0.79%	0.46%
Fee Waiver or Reimbursement	[1]	(0.28%)	(0.35%)	(0.09%)	(0.10%)	(0.07%)
Net Expenses (as a percentage of Assets)	[1]	0.69%	1.19%	0.44%	0.69%	0.39%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.69%, 1.19%, 0.44%, 0.69%, and 0.39% of average daily net assets for Classes A, C, Y, Z and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - USD ($)	Class A	Class C	Class Y	Class Z	Institutional Class
Expense Example, with Redemption, 1 Year	269	221	45	70	40
Expense Example, with Redemption, 3 Years	475	452	161	242	141
Expense Example, with Redemption, 5 Years	699	806	287	429	251
Expense Example, with Redemption, 10 Years	1,341	1,805	656	969	572

Expense Example, No Redemption - USD ($)	TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND Class C
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	806
Expense Example, No Redemption, 10 Years	1,805

Portfolio Turnover
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in fixed-income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes.

The Fund invests only in investment-grade debt securities and does not invest in non-investment-grade debt securities (i.e., "high yield" or "junk bonds").  Investment-grade debt securities are those having a rating of BBB-/Baa3 or higher from a nationally recognized statistical rating organization ("NRSRO") or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc.

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed-income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases.  The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

Fixed-Income Risk:  The market values of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall.  Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans.  Mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy.  In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.  Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution.  Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral.  However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  Repurchase agreements are considered loans by the Fund.

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and BofA Merrill Lynch 1-Year U.S. Treasury Note Index, an index of funds which has similar investment objectives to the Fund’s. The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Z only. The after-tax returns for the other classes of shares offered by the Fund will differ from the Class Z shares after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares, Class Z shares and Institutional Class shares were April 12, 2012, April 12, 2012, April 12, 2012, March 1, 1994 and April 12, 2012, respectively. Class A shares, Class C shares, Class Y shares and Institutional Class shares performance was calculated using the historical performance of Class Z shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C, Class Y and Institutional Class shares.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Ultra Short Duration Fixed Income Fund — Class Z Total Return as of December 31

Best Quarter: First Quarter 2007 1.40% Worst Quarter: Third Quarter 2008 (0.24)%
Average Annual Total Returns For the periods ended December 31, 2016
Average Annual Total Returns - TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND	Label	1 Year	5 Years	10 Years
BofA Merrill Lynch One-Year U.S. Treasury Note Index	BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deductions for fees, expenses or taxes)	0.76%	0.32%	0.43%
BofA Merrill Lynch Three-Month U.S. Treasury Bill Index	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.33%	0.12%	0.12%
Class A	Class A Return Before Taxes	(0.53%)	0.53%	1.44%
Class C	Class C Return Before Taxes	(0.01%)	0.43%	1.01%
Class Y	Class Y Return Before Taxes	1.67%	1.17%	1.76%
Class Z	Class Z Return Before Taxes	1.51%	0.97%	1.66%
Class Z | After Taxes on Distributions	Class Z Return After Taxes on Distributions	0.95%	0.35%	0.74%
Class Z | After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	0.86%	0.48%	0.93%
Institutional Class	Institutional Class Return Before Taxes	1.72%	1.22%	1.78%